Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
8 .	Property, Plant and Equipment, net
Property, plant and equipment, net, consist of the following:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Computer and electronic equipment	29,343	31,013
Buildings	25,712	25,712
Leasehold improvements	29,109	29,156
Office furniture and equipment	9,550	7,645
Motor vehicles	2,448	2,248

Total	96,162	95,774
Less: Accumulated depreciation (1)	(42,055)	(48,691)

Property, equipment and equipment, net	54,107	47,083

(1)	Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 were RMB17,319, RMB12,413 and RMB10,269, respectively.
No impairment for property, plant and equipment was recorded for the years ended December 31, 2022, 2023 and 2024.